Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GOLDMAN SACHS TRUST
Prospectus Date	rr_ProspectusDate	Feb. 29, 2012
Supplement [Text Block]	gst15_SupplementTextBlock

GOLDMAN SACHS TRUST

Goldman Sachs Select Satellite Funds

Class A Shares, Class C Shares, Institutional Shares, Class IR Shares and Class R Shares of

Goldman Sachs Managed Futures Strategy Fund

(the "Fund")

Supplement dated December 31, 2012 to the

Prospectus, dated February 29, 2012, as supplemented to date ("Prospectus")

As of January 1, 2013, Goldman Sachs Asset Management, L.P. is expected to be subject to registration and regulation as a commodity pool operator under the Commodity Exchange Act with respect to its service as investment adviser to the Fund.

Effective January 1, 2013, the "Goldman Sachs Managed Futures Strategy Fund— Summary—Principal Risks of the Fund" section of the Prospectus is amended by deleting "CFTC Regulation Risk."

Effective January 1, 2013, the "Risks of the Fund" section of the Prospectus is amended by deleting "CFTC Regulation Risk."

Goldman Sachs Managed Futures Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst15_SupplementTextBlock

GOLDMAN SACHS TRUST

Goldman Sachs Select Satellite Funds

Class A Shares, Class C Shares, Institutional Shares, Class IR Shares and Class R Shares of

Goldman Sachs Managed Futures Strategy Fund

(the "Fund")

Supplement dated December 31, 2012 to the

Prospectus, dated February 29, 2012, as supplemented to date ("Prospectus")

As of January 1, 2013, Goldman Sachs Asset Management, L.P. is expected to be subject to registration and regulation as a commodity pool operator under the Commodity Exchange Act with respect to its service as investment adviser to the Fund.

Effective January 1, 2013, the "Goldman Sachs Managed Futures Strategy Fund— Summary—Principal Risks of the Fund" section of the Prospectus is amended by deleting "CFTC Regulation Risk."

Effective January 1, 2013, the "Risks of the Fund" section of the Prospectus is amended by deleting "CFTC Regulation Risk."